SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
SHORT-TERM INVESTMENTS
5.	SHORT-TERM INVESTMENTS

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000
Held-to-maturity securities
Fixed-rate investments	266,673	76,998	12,234

As of December 31, 2010 and 2011, all the fixed-rate investments were time deposits in commercial banks and financial institutions with an original maturity of less than one year.

During the years ended December 31, 2009, 2010 and 2011, the Group recorded short-term investment gains and interest income of RMB306,000, RMB2,021,000 and RMB15,379,000 (US$2,443,000), respectively, in the consolidated statements of operations.

The following table summarizes the estimated fair value of fixed-rate investments as of December 31, 2010 and 2011:

	Amortized cost	Gross unrecognized gains	Gross unrecognized losses	Fair value	Fair Value
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
December 31, 2011
Fixed-rate investments	76,998	298	—	77,296	12,281

December 31, 2010
Fixed-rate investments	266,673	767	—	267,440	40,521